BANK BORROWINGS	12 Months Ended
Dec. 31, 2015
BANK BORROWINGS
BANK BORROWINGS

10.BANK BORROWINGS

The Company’s bank borrowings consisted of the following:

	At December 31,
	2014	2015
	$	$
Bank borrowings
Short-term	737,886,632	895,991,320
Long-term, current portion	82,365,314	20,622,456

Total current	820,251,946	916,613,776
Long-term, non-current portion	22,433,705	521,982,440

Total	842,685,651	1,438,596,216

Short-term borrowings

The Company’s short-term bank borrowings consisted of the following:

	At December 31,
	2014	2015
	$	$
Short-term borrowings secured by plants, machinery and land use rights of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	148,739,778	108,649,945
Short-term borrowings secured by plants, machinery and land use rights of Trina China and Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) , and also guaranteed by Trina	330,000,000	162,500,000
Short-term borrowings pledged by accounts receivable of Changzhou Trina Solar PV Solar System Co., Ltd (“TPV”), equity interest in a subsidiary of Trina China, and also guaranteed by Trina	—	80,078,847
Short-term borrowings guaranteed by Trina	215,146,854	416,579,401
Unsecured short-term borrowings	44,000,000	128,183,127

Total	737,886,632	895,991,320

The average interest rate on short term borrowings was 4.41% and 4.25% per annum for the years ended December 31, 2014 and 2015, respectively. The funds borrowed under the above short-term arrangements are repayable within one year.

As of December 31, 2015, the Company has short-term bank facilities of $928,345,637 with various banks, of which $895,991,320 had been drawn upon and $32,354,317 was available. As of December 31, 2015,  certain bank facilities are secured by the plant and machinery of Trina China and TST with carrying value of $478,864,593 and land use rights of Trina China with carrying value of $15,560,153.

As of December 31, 2015, the carrying amount of accounts receivable pledged by TPV was $9,807,577, and the carrying amount of equity interest in a subsidiary of Trina China pledged by Trina China was $40,862,171.

Certain short-term borrowings contain general covenants which require the Company to obtain written notice prior to entering into other loan arrangement with other banks or financial institutions. Furthermore, certain financial covenants, such as specified debt to total assets ratio, net profit ratio, income to interest ratio, net tangible worth, the ratio of net borrowings, and the ratio of EBITDA to net interest expenses must be maintained. As of December 31, 2015, Trina China violated the net external gearing ratio on the loan from the Hongkong and Shanghai Banking Corporation Limited (“HSBC”). On March 1, 2016, Trina China obtained a waiver letter from HSBC to waive its compliance obligations for the net external gearing ratio covenant until the maturity date.

Long term borrowings

The Company’s long-term borrowings consisted of the following:

	At December 31,
	2014	2015
	$	$
Long-term borrowings guaranteed by Trina	100,713,385	540,294,929
Unsecured long-term borrowings	4,085,634	2,309,967

Total	104,799,019	542,604,896

On December 31, 2012, Trina Solar (Luxembourg) Holdings S.A.R.L. (“TLH”) entered into a three-year credit facility with China Development Bank (“CDB”) (the “TLH CDB Facility”) amounting to $80.0 million which is designated for working capital. The Company had fully drawn down the facility in 2012. The interest rate is the prevailing six-month US LIBOR plus 370 basis points which is 4.21% and 4.04% in 2013 and 2014, respectively. The TLH CDB Facility is guaranteed by Trina. The facility contains financial covenants. In June 2014, TLH violated the gearing ratio of the loan. TLH subsequently obtained waiver letter from CDB, stating that the violation of the financial covenant has been waived and such financial covenant has been amended. TLH was in compliance with the revised covenants. TLH had a loan balance of $80.0 million as of December 31, 2014 and fully repaid the outstanding balance in December 2015.

On March 6, 2014, Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd. entered into a fifteen-year credit facility with China Development Bank (“TLO CDB Facility”) amounting to EUR 20.85 million ($28.7 million) to fund 16 MW of utility-scale solar power projects in Greece. As of December 31, 2014, the Company had drawn down EUR 17.0 million ($20.7 million). The outstanding balance as of December 31, 2014 was EUR 17.0 million ($20.7 million). The interest rate is the prevailing six-month EURIBOR plus 350 basis points, which was 3.501% on average in 2015. The outstanding balance as of December 31, 2015 was EUR 16.4 million ($17.9 million). The TLO CDB Facility is guaranteed by Trina. The TLO CDB Facility contains a financial covenant ratio and TLO was in compliance with the covenant as of December 31, 2015.

On March 10, 2015, Xiangshui Hengneng Electricity Generation Co., Ltd. (“TXSI”) entered into a twelve-year loan facility with Bank of Beijing Co., Ltd. (“BOB”) for solar power project assets located in Yancheng City, Jiangsu Province, China. The total loan facility is RMB 658.0 million ($101.3 million), which can be drawn down within 364 days from the date that the loan facility was entered into and matures on March 10, 2027. As of December 31, 2015, the Company had drawn down RMB 450 million ($69.3 million). The interest rate is 108% of the prevailing base lending rate pronounced by the People’s Bank of China (“PBOC”) for loans of similar duration. The facility is guaranteed by Trina China, and pledged by the electricity income of TXSI and 100% equity interests in TXSI held by Jiangsu Trina Solar Electric Power Development Co., Ltd. (“TJS”), a subsidiary of Trina. The facility contains a financial covenant which requires TXSI to maintain specified debt to asset ratio on quarterly basis. TXSI was in compliance with the debt covenant as of December 31, 2015.

On June 19, 2015, Hunan Trina Solar Electric Power Development Co., Ltd. (“THN”) entered into a ten-year loan facility with China Construction Bank (“CCB”) for the construction of the solar project assets located in Hunan province, China. The total loan facility is RMB 70 million ($10.8 million). As of December 31, 2015, the Company had drawn down RMB 40 million ($6.2 million). The interest rate is 105% of the prevailing base lending rate pronounced by PBOC for loans of similar duration. The facility is guaranteed by Trina China and TJS. The facility contains certain financial covenants and THN was in compliance with the covenants as of December 31, 2015.

On July 30, 2015, Trina China entered into a two-year credit facility with Ping An Trust Co., Ltd. (“PATC”) amounting to RMB 253 million ($39.0 million) with an interest rate of 11% per year to support the project of a subsidiary of Trina China. The lender has the option to convert up to 31.2% of the total share of the subsidiary, amount of which should not exceed RMB 253 million ($39.0 million). Trina China had fully drawn down the facility in 2015. The outstanding balance as of December 31, 2015 was RMB 253 million ($39.0 million). The facility is guaranteed by Trina and pledged by the 35.2% share of the subsidiary held by Trina China with a carrying amount of $31,268,444 as of December 31, 2015. There are no covenants with respect to this facility.

On August 25, 2015, Trina China entered into a two-year credit facility with PATC amounting to RMB 63 million ($9.7 million) with an interest rate of 11% per year to support the project of a subsidiary of Trina China. The lender has the option to convert up to 7.8% of the total share of the subsidiary, amount of which should not exceed RMB 63 million ($9.7 million). Trina China had fully drawn down the facility in 2015. The outstanding balance as of December 31, 2015 was RMB 63 million ($9.7 million). The facility is guaranteed by Trina and pledged by the 8.8% share of the subsidiary held by Trina China with a carrying amount of $7,817,111 as of December 31, 2015. There are no covenants with respect to this facility.

On September 30, 2015, Trina Solar (U.S.), Inc. (“Trina US”) entered into a five-year revolving loan facility with the Wells Fargo Bank amounting to $60 million to support Trina US’s working capital and business operations. As of December 31, 2015, the Company had drawn down $25.6 million. The outstanding balance as of December 31, 2015 was $25.6 million. The interest rate is the prevailing LIBOR / Base rate plus LIBOR margin / Base rate margin, which was 2.83% on average in 2015. The facility contains a financial covenant which require a specified fixed charge coverage ratio be maintained and Trina US was in compliance with the covenant as of December 31, 2015.

On October 20, 2015, Trina China entered into a five-year credit facility with Agriculture Bank of China (the “ABC Facility”) and Jiangnan Rural Commercial Bank as a syndicated loan lender amounting to RMB 350.0 million ($53.6 million) to support the project of the upgrading and automation renovation of the solar module technology. The ABC Facility is guaranteed by Trina Solar Limited and pledged by the equipment of the project. The Company had fully drawn down the facility in 2015. The outstanding balance as of December 31, 2015 was RMB 350.0 million ($53.6 million). The interest rate is the prevailing base lending rate pronounced by PBOC for loans of similar duration. There are no covenants with respect to this facility.

On November 24, 2015, Yunnan Matallurgical New Energy Co., Ltd (“TYM”), a subsidiary of the Company entered into a fifteen-year loan facility with CDB including both RMB facility and US dollar facility (“the TYM CDB Facility”) amounting to RMB 765 million ($117.8 million) and US$180 million respectively for the construction of solar project assets located in Yunnan Province, China. The Company had fully drawn down the facility in 2015. Interest is due quarterly in arrears. The interest rate on RMB facility is the prevailing base lending rate pronounced by PBOC for loans of similar duration.  The interest rate on US dollar facility is the prevailing six-month US London Interbank Offered Rate (“LIBOR”) plus 380 basis points. The TYM CDB Facility is guaranteed by Trina Solar Limited and Trina China, and secured by the build-to-own project assets with a carrying amount value of $196.8 million and pledged by the electricity income of TYM. TYM is required to pay the loans twice a year by installment and the last payment term is by 2030.  The facility contains certain financial covenants which require the asset liability ratio, quick ratio, debt payment coverage rate and other ratios to be maintained. As of December 31, 2015, TYM violated the asset liability ratio and turnover ratio of current assets. On March 17, 2016, the Company obtained a written confirmation from CDB which waived the bank right to call the loan provided that TYM complies with the financial covenants and cure the breach prior to September 17, 2016. Management determined that TYM is able to cure the breach within the grace period by settling intercompany liabilities and that it is not probable that TYM will violate the financial covenants during the year ended December 31, 2016.

On December 28, 2015, TJS entered into an eight-year loan facility with China Minsheng Bank (“CMBC”) amounting to RMB 250 million  ($37.5 million) at an interest rate of 4.9% per year for the construction of solar project assets located in Xinjiang Province, China.  The Company had drawn down RMB 138 million ($21.3 million) in 2015. The outstanding balance as of December 31, 2015 was RMB 138 million ($21.3 million). The facility is guaranteed by Trina China, and secured by the phase II project assets of Tuokexun Trina Solar Co., Ltd. (“TKX”) and pledged by the account receivables generated from the electricity income of TKX phase II project assets. There are no covenants with respect to this facility.

Future principal payments under the above long-term borrowings as of December 31, 2015 are as follows:

Long-term borrowings
Fiscal Years Ending December 31,
2016	20,622,456
2017	103,266,422
2018	47,827,221
2019	47,936,485
2020	70,789,694
Thereafter	252,162,618

Total	542,604,896